STOCK OPTION RESERVE	6 Months Ended
Sep. 30, 2022
Stock Option Reserve
STOCK OPTION RESERVE

NOTE 15. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the six months ended September 30, 2022 and 2021:

	Six Months Ended September 30,
	2022		2021
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of period	$11,659	$16,928	$11,468	$7,977
Share-based compensation expense	–	2,401	161	4,165
Settled in iOx exchange	(11,659)	–	–	–
Balance, end of period	$–	$19,329	$11,629	$12,142

Stock Options

On June 25, 2020, at the annual meeting of shareholders, the Company’s new incentive stock option plan (the “2020 Stock Option Plan”) was approved, which authorized the directors to fix the option exercise price and to issue stock options under the plan as they see fit. The Company’s 2020 Stock Option Plan is a 10% rolling stock option plan under which the directors are authorized to grant up to a maximum of 10% of the issued and outstanding ordinary shares on the date of grant.

Effective January 13, 2021, the Company amended and restated its 2020 Stock Option Plan to permit the grant of additional types of equity compensation securities, including restricted stock units and dividend equivalent rights (the “2021 Equity Incentive Plan”). The aggregate number of equity securities, which may be issued under the 2021 Equity Incentive Plan has not been changed.  Pursuant to the 2021 Equity Incentive Plan, on January 13, 2021, the Company granted an aggregate of 868,000 stock options exercisable at a price of $17.75 per share, representing the closing price of the shares on the day immediately preceding the grant date, which expire on January 13, 2031 to various directors, officers and consultants of the Company. 350,000 options granted to members of the Board of Directors’ vest 1/3 on grant date, 1/3 on the first anniversary of the grant and 1/3 on the second anniversary of the grant. 518,000 options granted to consultants (one of whom is also a director) vest 1/3 on each of the first three anniversaries of the date of grant.

Additionally, the Company granted 243,000 restricted stock units on January 13, 2021, with a fair value of $17.75 per share, which was the closing price on the day immediately preceding the grant date. The restricted stock units vested on the date of grant, but underlying shares cannot be sold until one of four of the following conditions are met: (1) a Change in Control (as defined in the Amended and Restated 2021 Equity Incentive Plan), (2) the participant’s Separation from Service (as defined in the Amended and Restated 2021 Equity Incentive Plan), (3) the participant’s death, or (4) the participant’s Disability (as defined in the Amended and Restated 2021 Equity Incentive Plan).  In accordance with IFRS 2, “Share-based Payment,” the Company recognized compensation expense of $4.3 million in the year ended March 31, 2021, in connection with the RSU grants.

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

On January 19, 2022, the Board of Directors unanimously approved the Amended and Restated 2021 Equity Incentive Plan (the “Amended and Restated 2021 Equity Incentive Plan”). The Amended and Restated 2021 Equity Incentive Plan provides for:

(1)	An increase of aggregate number of shares available for awards to 2,001,812, which is equal to 15% of the issued and outstanding common shares of the Company as of January 19, 2022 subject to discretionary annual increases (on a cumulative basis) as may be approved by the Board in future years by a number of shares not to exceed an additional five percent (5%) of the aggregate number of shares then outstanding;

(2)	The authorization of incentive stock options (should shareholder approval be sought and obtained) under the Amended and Restated 2021 Equity Incentive Plan; and

(3)	The provision of dividend equivalent rights to be issued when authorized.

Pursuant to the Amended and Restated 2021 Equity Incentive Plan, on January 19, 2022, the Company granted an aggregate of 302,000 stock options exercisable at a price of $10.22 per share, representing the average price of the shares on the day of grant (January 19, 2022), which expire on January 19, 2032 to various directors, officers and consultants of the Company. A total of 13,800 of the 302,000 stock options were granted to two members of the Board of Directors’ and vest on the first anniversary of the date of the grant. The balance of 288,200 stock options was granted to employees (one of whom is also a director), and a consultant, and such stock options vest ratably on each of the first four annual anniversaries of the date of the grant.

Additionally, the Company granted 135,740 restricted stock units to employees (one of whom is also a director) on January 19, 2022, with a fair value of $10.22 per share, representing the average price of the shares on the day of grant (January 19, 2022). The restricted stock units were fully vested and nonforfeitable as of the date of the grant and will expire on January 19, 2032.

On February 15, 2022, James Mellon, Linda Kozick and Mark Simon were appointed to the Board of Directors of the Company. Mr. Mellon owned approximately 23.9% of the Company’s outstanding shares at that date. Additionally, Mr. Mellon had previously served as a member of the Board of Directors from 2016 to August 14, 2020. On February 15, 2022, in connection with the appointments, each of these directors were granted 13,800 non-qualified stock options, which vest ratably monthly over a three-year period. The options have an exercise price of $8.59 per share, the average price of the stock on February 15, 2022, the day immediately preceding the grant date, and will expire, if unexercised, on February 15, 2032.

On June 8, 2022, the Company granted 50,000 options to purchase shares to an executive of the Company. The options have an exercise price of $11.00, the average price of the stock on that date, vest ratably on each of the first four anniversaries of the date of grant and will expire, if unexercised, on June 8, 2032.

Following are the weighted average assumptions used in connection with the June 8, 2022 option grant, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	3.05%
Expected dividend	Nil
Expected volatility	111%
Expected life	6.25 years
Fair value of Portage option	$9.36

On July 27, 2022, the Company granted 15,900 options to purchase shares to a member of the Board of Directors of the Company. The options have an exercise price of $10.06, the average price of the stock on that date, vest ratably on each of the first four anniversaries of the date of grant and will expire, if unexercised, on July 27, 2032.

Following are the weighted average assumptions used in connection with the July 27, 2022 option grant, with respect to the Company’s Amended and Restated 2021 Equity Incentive Plan:

Assumption	Unvested Options
Risk free interest rate	2.83%
Expected dividend	Nil
Expected volatility	112%
Expected life	5.75 years
Fair value of Portage option	$8.38

(b)	The movements in the number of options issued for the six months ended September 30, 2022 and 2021 were:

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	Six Months Ended September 30,		Six Months Ended September 30,
	2022	2021	2022	2021
Balance, beginning of period	1,151,400	868,000	1,275	1,924
Granted	65,900	–	–	–
Expired or forfeited	–	–	(1,275)	–
Balance, end of period	1,217,300	868,000	–	1,924
Exercisable, end of period	414,930	116,666	–	1,844

(c)	The following are the weighted average exercise price and the remaining contractual life for outstanding options by plan as of September 30, 2022 and 2021:

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	As of September 30,		As of September 30,
	2022	2021	2022	2021
Weighted average exercise price	$15.19	17.75	$–	$161.51
Weighted average remaining contractual life (in years)	8.66	9.29	–	0.45

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price on the date of the grants for all options outstanding as of September 30, 2022 and March 31, 2022.

The Company recorded approximately $1.2 million and $2.4 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the three and six months ended September 30, 2022, respectively. The Company recorded approximately $2.1 million and $4.2 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the three and six months ended September 30, 2021, respectively. The Company expects to record additional share-based compensation expense of approximately $4.0 million through June 2026 with respect to the Amended and Restated 2021 Equity Incentive Plan. Additionally, there was no intrinsic value with respect to the stock options granted under the Amended and Restated 2021 Equity Incentive Plan at September 30, 2022 and was approximately $2.2 million at September 30, 2021, of which $0.3 million was associated with vested exercisable options.

The Company recorded approximately $0.1 million and $0.2 million of share-based compensation expense related to the iOx stock option plan in the three and six months ended September 30, 2021, respectively. Additionally, the intrinsic value of the iOx stock options was approximately $0.1 million at September 30, 2021, substantially all of which was associated with vested exercisable options.